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April 11, 2008




U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, DC 20549


RE:  VANGUARD FENWAY FUNDS (THE "TRUST")
     FILE NO.  33-19446
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Commissioners:

Enclosed is the 45th Post-Effective Amendment to the Trust's registration statement on Form N-1A, which we are filing pursuant to Rule 485(a) under the Securities Act of 1933. The purposes of this amendment are: 1) to disclose the addition of a new advisor, Baillie Gifford Overseas Ltd., to the investment advisory team for Vanguard Growth Equity Fund, a series of the Trust, and 2) to make a number of non-material editorial changes.

Pursuant to the requirements of Rule 485(a)(2), we have designated an effective date of June 23, 2008, for this amendment. Prior to the effective date, Vanguard will submit a Rule 485(b) filing that will include text addressing any SEC comments. Pursuant to Rule 485(d)(2), Vanguard will designate the same effective date as the 485(a) filing.

If you have any questions or comments concerning the enclosed Amendment, please contact me at (610) 669-6893.



Sincerely,





Edward C. Delk

Principal and Senior Counsel

The Vanguard Group, Inc.



Enclosures

cc: Christian Sandoe, Esq.

  U.S. Securities and Exchange Commission